INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2 0 2 0	2 0 1 9

Carry-forward tax losses	19,774	16,519
Less valuation allowance	(19,774)	(16,519)
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